U.S. BANK GLOBAL FUND SERVICES
615 East Michigan Street
Milwaukee, WI 53202

December 23, 2020

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        INTREPID CAPITAL MANAGEMENT FUNDS TRUST (the “Trust”)
File No.: 333-250958
Investment Company Act Registration No.: 811-21625
Regarding the merger of the Intrepid Disciplined Value Fund (the “Acquired Fund”) into the Intrepid Endurance Fund (the “Acquiring Fund”)

Dear Madam or Sir:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Combined Information Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-14, which was electronically filed with the Commission on December 22, 2020 and declared effective on December 22, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at alyssa.bernard@usbank.com or at 920-360-7173.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
Assistant Vice President
For U.S. Bank Global Fund Services